Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Significant Accounting Policies
NOTE 2:- SIGNIFICANT ACCOUNTING
POLICIES

a.	Basis of presentation
The accompanying condensed consolidated financial statements include the accounts of the Company’s wholly-owned subsidiaries, and have been prepared in accordance with generally accepted accounting principles in the United States (GAAP) for interim financial information. The financial information included herein is unaudited, and reflects all adjustments which are, in the opinion of management, of a normal recurring nature and necessary for the fair presentation of the company’s financial position, results of operations, comprehensive loss, cash flows and stockholders’ equity for the interim periods presented, but are not necessarily indicative of the results of operations to be anticipated for any future annual or interim period. These unaudited interim consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and related notes contained in its Annual Report on Form 20-F for the year ended December 31, 2020.

The significant accounting policies applied in

the annual consolidated financial statements of the Company as of December 31, 2020 have been applied consistently in these unaudited condensed consolidated financial statements, unless otherwise stated.

b.	Reverse recapitalization
The Transaction is accounted for as a reverse recapitalization as pre-combination
Innoviz was determined to be the accounting acquirer under Financial Accounting Standards Board (FASB)’s Accounting Standards Codification Topic 805, Business Combinations (ASC 805). In connection with the reverse recapitalization, outstanding capital stock of the pre-combination
Innoviz was converted into Company Ordinary Shares, representing a recapitalization, and the net assets of the Company were acquired at historical cost, with no goodwill or intangible assets recorded. The pre-combination
Innoviz was deemed to be the predecessor of the Company, and the consolidated assets and liabilities and results of operations prior to the Closing Date are those of the pre-combination
Innoviz.
Upon the closing of the Transaction,
7,499,991 public warrants and 1,918,750
private warrants, that were both issued by Collective Growth prior to the Transaction, were outstanding to purchase Company Ordinary Shares. In addition, as part of the Transaction the company issued 6,812,500 additional private warrants pursuant to the business combination agreement.
E
ach warrant entitles the holder to purchase one Company Ordinary Share at a price of $11.50 per share, subject to adjustments. The warrants are exercisable at any time commencing 30 days after the completion of the Transaction and expire five years after the Closing Date or earlier upon redemption or liquidation. The Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant at any time after they become exercisable, provided that the last sale price of the Company Ordinary Shares equals or exceeds $18 per share, subject to adjustments, for any
20-trading
days within a
30-trading
day period ending three business days prior to the date on which the Company sends the notice of redemption to the warrant holders. The private warrants have similar terms as the public warrants, except that the private warrants may be exercised for cash or on a cashless basis at the holder’s option and the private warrants will not be redeemed by the Company as long as they are held by the initial purchasers or their permitted transferees, but once they are transferred, they have the same rights as the public warrants. The public warrants were classified as a component of permanent equity and the private warrants were classified as a liability measured at fair value pursuant to ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging”.

c.	Use of estimates:
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include inventory reserves, warranty provision, valuation allowance for deferred tax assets, share-based compensation including the fair value of the Company’s ordinary shares, fair value of warrant liability, useful lives of property, plant, and equipment. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

The novel coronavirus
(“COVID-19”)
pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak and the impact on the Company’s customers. The Company considered the impact of
COVID-19
on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the period ended June 30, 2021. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.

d.	Concentration of credit risk:
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term deposits and restricted deposits.
Trade receivable of the Company are mainly derived from customers located globally. The Company mitigates its credit risks by performing credit evaluations of its customers’ financial conditions and requires customer advance payments in certain circumstances. The Company generally does not require collateral.

e.	Warranty provision:
The Company provides standard product warranties for its pre-SOP products, for period of up to twelve months, at no extra charge, that covers the compli
a
nce of the products with agreed-upon specifications. Standard warranties are considered to be assurance type warranties and are not accounted for as separate performance obligations. A provision is recorded for estimated warranty costs based on the Company’s experience.
Changes in the warranty provision, presented in other accrued expenses, was as follow:

	Year Ended December, 31 2020	Six months Ended June 30, 2021

		(Unaudited)
Balance at beginning of the period	$61	$27
Warranty Provision	198	190
Warranty Claims Settled	(232)	(56)

Balance at end of the period	$27	$161

f.	Recently issued accounting pronouncements not yet adopted:
As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflects this election.

1.
In June 2016, the FASB issued ASU
No. 2016-13
(Topic 326), Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset

measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for the Company for fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the effect that ASU
2016-13
will have on its consolidated financial statements. In June 2016, the FASB issued ASU
No. 2016-13
(Topic 326), Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for the Company beginning January 1, 2023. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

2.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing a variety of exceptions within the framework of ASC 740. These exceptions include the exception to the incremental approach for intra-period tax allocation in the event of a loss from continuing operations and income or a gain from other it
e
ms (such as other comprehensive income), and the exception to using general methodology for the interim period tax accounting for year-to-date
losses that exceed anticipated losses. The guidance will be effective for the Company beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. Early adoption is permitted. The Company is currently evaluating the effect that ASU
2019-12
will have on its condensed consolidated financial statements and related disclosures.

3.
In August 2020, the FASB issued ASU
No. 2020-06,
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU
2020-06),
which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU
2020-06
removes from GAAP the liability and equity separation model for convertible instruments with a cash conversion feature and a beneficial conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt. Similarly, the embedded conversion feature will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815, Derivatives and Hedging, or (2) a convertible debt instrument was issued at a substantial premium. Additionally, the amendments in this update remove certain conditions that should be considered in the derivatives scope exception evaluation under Subtopic
815-40,
Derivatives and Hedging—Contracts in Entity’s Own Equity. ASU
2020-06
is effective for the Company for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted for fiscal years beginning after December 15, 2020 and can be adopted on either a fully retrospective or modified retrospective basis. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

4.	In February 2016, the FASB issued ASU 2016-02 - Leases, requiring the recognition of lease assets and liabilities on the balance sheet. The standard: (a) clarifies the definition of a lease; (b) requires a dual approach to lease classification similar to current lease classifications; and (c) causes lessees to recognize leases on the balance sheet as a lease liability with a corresponding right-of-use asset for leases with a lease-term of more than 12 months. The standard is effective for public entities for fiscal years beginning after December 15, 2018, and for the Company for fiscal years beginning after December 15, 2020. In June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which defers the effective date of ASU 2016-02 for non-public entities to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The guidance will be effective for the Company beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

a.	Use of estimates:
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include inventory reserves, warranty provision, valuation allowance for deferred tax assets, share-based compensation including the fair value of the Company’s ordinary shares, useful lives of property, plant, and equipment. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.
The novel coronavirus
(“COVID-19”)
pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak and the impact on the Company’s customers. The Company considered the impact of
COVID-19
on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the period ended December 31, 2020. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.
b.	Financial statements in U.S. dollars:
A substantial portion of the Company’s financing activities, including equity transactions and cash investments, are incurred in U.S. dollars. The Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.
A subsidiary’s functional currency is the currency of the primary economic environment in which the subsidiary operates; normally, that is the currency of the environment in which a subsidiary primarily generates and expends cash. In making the determination of the appropriate functional currency for a subsidiary, the Company considers cash flow indicators, local market indicators, financing indicators and the subsidiary’s relationship with both the parent company and other subsidiaries. For subsidiaries that are primarily a direct and integral component or extension of the parent entity’s operations, the U.S. dollar is the functional currency.
The Company has determined the functional currency of its foreign subsidiaries is the U.S. Dollar. The foreign operation is considered a direct and integral part or extension of the Company’s operations. The day-to-day
operations of the foreign subsidiary are dependent on the economic environment of the U.S. Dollar.
Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with Statement of the Accounting Standard Codification (“ASC”) No. 830 “Foreign Currency Matters” (“ASC No. 830”). All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.
c.	Principles of consolidation:
The consolidat
e
d financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.
d.	Cash and Cash Equivalents and Restricted Cash
The Company considers all highly liquid short-term deposits with original maturities of three months or less from the purchase date to be cash equivalents. Cash equivalents consist primarily of amounts invested in short term deposits. Restricted cash consists of long-term deposits that serves as collateral for a credit card agreement and lease agreements at one of the Company’s financial institutions.
e.	Inventories:
Inventories are stated at the lower of cost or estimated net realizable value. Costs are computed under the standard cost method, which approximates actual costs determined on the first-in,
first-out
basis. The Company charges cost of revenue for write-downs of inventories which are obsolete or in excess of anticipated demand based on a consideration of marketability and product life cycle stage, product development plans, component cost trends, demand forecasts, historical revenue, and assumptions about future demand and market conditions.
f.	Property and equipment, net
Property and equipment are
 stated at cost, net of accumulated depreciation.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the related assets, at the following annual rates:

%
Computers and software	33
Office furniture and equipment	7-15 (mainly 15)
Electronic equipment	15
Leasehold improvements	Over the shorter of the related lease period or the useful life of the assets

g.	Impairment of long-lived assets:
Long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” a (“ASC 360”), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment exists when the carrying value of the asset exceeds the aggregate undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During the years ended December 31, 2020 and December 31, 2019, the Company recorded impairment losses in the amount of $496 and $0, respectively.

h.	Revenue recognition:
Effective as of January 1,
 2018, the Company has followed the provisions of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), which applies to all contracts with customers. Under Topic 606, revenues are recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine the appropriate revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps:

•	identify the contract(s) with a customer;

•	identify the performance obligations in the contract;

•	determine the transaction price;

•	allocate the transaction price to the performance obligations in the contract; and

•	recognize revenue when (or as) the entity satisfies a performance obligation.
At contract inception, once the contract is determined to be within the scope of Topic 606, the Company assesses the goods or services promised within the contract and determines those that are performance obligations and assesses whether each promised good or service is distinct.
The Company evaluates each performance obligation to determine if it is satisfied at a point in time or over time.

Nature of Products and Services
The Company derives its revenues mainly from sales of LiDAR sensors. Revenue from LiDAR sensors is recognized at a point in time when the control of the goods is transferred to the customer, generally upon delivery.
The company also provides application engineering services for its customers that are not part of a long-term production arrangement. Application engineering services revenue are recognized at a point in time or over time depending, among other considerations, on whether the Company has an enforceable right to payment, for performance completed to date. Services to certain customers may require substantive customer acceptance due to performance acceptance criteria that is considered more than a formality. For these services, rev
e
nue is recognized upon customer acceptance. The Company did not recognize revenue related to application engineering services during the years ended December 31, 2020, 2019 and 2018 as such acceptance criteria has not been met.
The Company applies the practical expedient and does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.
The Company’s contracts with customer prepayment terms do not include a significant financing component because the primary purpose is not to receive financing from the customers.
The Company’s general terms and conditions for its contracts do not contain a right of return that allows the customer to return products and receive a credit. Therefore, the Company does not estimate returns and generally recognizes revenue at contract price upon product shipment or delivery.
Deferred Revenue
Deferred revenues, which represent a contract liability, include amounts paid by customers not yet recognized as revenues.
On December 7, 2017, the Company entered into an agreement with a tier-1
partner (“Partner”) to provide application engineering services. Revenue related to the agreement are deferred and recognized upon customer acceptance. As of December 31, 2020, and 2019, the Company recorded deferred revenue of $3.5 million (refer also to note 15).
Contract liabilities consist of deferred revenue and customer advanced payments. Deferred revenue includes billings in excess of revenue recognized related to product sales and is recognized as revenue when the Company performs under the contract. The long-term portion of deferred revenue, mostly related to obligations under development agreement with OEMs, is classified as non-current
contract liabilities and is included in other long-term liabilities in the Company’s consolidated balance sheets. Customer advanced payments represent required customer payments in advance of product shipments according to customer’s payment term. Customer advance payments are recognized as revenue when control of the performance obligation is transferred to the customer.

Contract liabilities consisted of the following as of December 31, 2020 and December 31, 2019:

	December 31,
	2020	2019
	(in thousands)
Contract Liabilities, Current
Deferred Revenue, Current	$996	$291
Customer Advance Payment	665	172

Total	$1,661	$463

Contract Liabilities, Long-Term
Deferred Revenue, Long-Term	3,473	3,473

Total Contract Liabilities	$5,134	$3,936

During the year ended December 31, 2020, the Company recognized $283 that was included in deferred revenues balance at December 31, 2019.
Remaining Performance Obligation
The Company’s remaining performance obligations are comprised of product and engineering services revenue not yet delivered. As of December 31, 2020, the aggregate amount of the transaction price allocated to remaining performance obligations was $11 million, which the Company expects to recognize as revenue
.
For additional information regarding disaggregated revenues, please refer to Note 14 below.
Reduction of revenues
On October 12, 2020, the Company signed a Memorandum of Understanding (the “MOU”) with Magna International Inc. (“Magna”) one of its shareholders and a tier-1
partner, to manuf
a
cture and sell an Optical Module to an OEM customer based on the Company’s design. According to the MOU, in order to allow the manufacture of the Optical Module, the Company will supply to Magna critical components and certain equipment which is required to meet specifications and requirements as agreed by the parties. These specifications may require substantive customer acceptance due to performance acceptance criteria that is considered more than a formality. In addition, the Company agreed to assist Magna to construct a production line. As of December 31, 2020, the Company recorded under the MOU advances from customers and deferred revenues in the amount of $ 736 with respect to certain equipment that was transferred to Magna and require substantive customer acceptance. Revenue derived from the equipment is recognized upon customer acceptance.
In connection with the MOU, on December 10, 2020, the Company issued to Magna 1,755,966 Preferred
C-1
Shares
of no-par
value, for no additional consideration.
Furthermore, on December 10, 2020, the Company signed a performance-based warrant agreement (the “Warrant”) with Magna, pursuant to which, upon the completion of certain milestones by Magna, the Company will issue to Magna warrants to receive up to: (i) 7,023,865 Ordinary Shares , in the event the Company will be registered as a public company before the issuance of the warrants, or (ii) 4,939,922 Preferred
C-1
Shares in the event that the Company is not registered as a public company before the issuance of the warrants. The Warrant shall no longer be exercisable upon the earlier of (i) March 31, 2023, or (ii) the date of the consummation of a change of control by the Company.
Share-based payment awards granted to a customer are measured and classified in accordance with
606-10-32-25A
and reflected as a reduction of the transaction price and, therefore, of revenue in accordance with paragraph
606-10-32-25
unless the consideration is in exchange for a distinct good or service. Since the issuance of the Preferred
C-1
Shares were not for distinct services, the fair value of which was not established, the Company reflected this amount as a reduction of net revenue.
Additionally, as there are no minimum commitments under the MOU, and the uncertainty of ultimate success of the SOP, there is no assurance that future benefits will be realized through sufficient purchases. Therefore, as of December 31, 2020, the Company believes that such awards granted to Magna do not meet the definition of an asset. In the year ended December 31, 2020, the Company recorded reduction of revenues in the amount of $ 14,800, representing the fair value of the Preferred
C-1
Shares issued to Magna. The warrants have not been recognized since the performance conditions underlying their exercise was not considered probable as of December 31, 2020.

i.	Warranty costs:
The Company provides standard product warranties, for its
pre-SOP
products, for period of up to twelve months, at no extra charge, that covers the compliance of the products with agreed-upon specifications. Standard warranties are considered to be assurance type warranties and are not accounted for as separate performance obligations. A provision is recorded for estimated warranty costs based on the Company’s experience.
Changes in the warranty provision, presented in other accrued expenses, was as follow:

	Year ended December 31,
	2020	2019
Balance at beginning of the year	$61	$	*	)
Warranty Provision	198		118
Warranty Claims Settled	(232)		(57)

Balance at end of the year	$27		$61

*)	Represents amount lower than $1.

j.	Research and development expenses:
Research and development costs include personnel-related expenses associated with the Company’s engineering personnel responsible for the design, development and testing of its products. Such costs related to software development are included in research and development expense until the technological feasibility is reached, which for the Company’s software products, is generally shortly before the products are released to production. Research and development costs are charged to the consolidated statements of operations as incurred.

k.	Patent costs:
Legal and related patent costs are charged to general and administrative expenses in the consolidated statements of operations as incurred, since their realization is uncertain.

l.	Share-based compensation:
The Company accounts for share-based compensation in accordance with ASC No. 718, “Compensation—Stock Compensation” (“ASC No. 718”). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service period.
The Company measures its share-based payment awards made to employees, directors, and non-employee service
providers based on estimated fair values. The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model which requires several assumptions, of which the most significant are the expected share price volatility and the expected option term. The company recognize forfeitures of equity-based awards as they occur. For graded vesting awards, the Company recognizes compensation expenses based on the straight-line method over the requisite service period.

m.	Accrued post-employment benefit:
Severance pay:
The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month
salary for each year of employment, or a portion thereof.
The Company’s liability for all of its Israeli employees is covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, continued on their behalf to their insurance fu
n
ds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company’s balance sheet.
Severance pay expenses for the years ended December 31, 2020, 2019 and 2018, amounted to approximately $ 2,000, $ 1,700 and $ 1,100, respectively.
401(k) profit sharing plans:
The Company has a 401(k) retirement savings plan for its employees in the U.S. Each eligible employee may elect to contribute a portion of the employee’s compensation to the plan.

The U.S. Subsidiary matches 4% of employee contributions up to the plan with no limitation. During the years ended December 31, 2020, 2019 and 2018, the Company recorded expenses for matching contributions in the amount of $ 14, $ 31 and $ 9, respectively.

n.	Income taxes:
The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes” (ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, if it is more likely than not that a portion or all of the deferred tax assets will not be realized.
The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

o.	Concentration of risk:
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and restricted deposits.
Trade receivable of the Company are mainly derived from customers located globally. The Company mitigates its credit risks by performing credit evaluations of its customers’ financial conditions and requires customer advance payments in certain circumstances. The Company generally does not require collateral.

p.	Trade receivables
Trade receivables are recorded at the invoiced amount and do not bear interest. Trade receivable are periodically assed for allowance for doubtful accounts, which is the Company’s best estimate of the amount of credit losses inherent in its existing accounts receivable. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The allowance of doubtful accounts was not material for the periods presented.

q.	Fair value of Financial Instruments:
The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the
Company could realize in a current market exchange. The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

1.
The carrying values of cash and cash equivalents, short-term and restricted deposits, trade receivables, prepaid expenses and other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate fair values due to the short-term maturities of these instruments.

2.	The Company applies ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), with respect to fair value measurements of all financial assets and liabilities.

3.
In accordance with ASC No. 820, the Company measures its short-term deposits at fair value. Short-term deposits are classified within Level 1. This is because these assets are valued using quoted market prices.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 2 -	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 -	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

r.	Loss per share:
The Company computes basic loss per share in accordance with ASC Topic 260, “Earnings per Share” by dividing the net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is computed by considering the potential dilution that could occur upon the exercise of options granted under stock-based compensation plans using the treasury stock method.
Basic and diluted net loss per share was adjusted to reflect accumulative dividend rights attributed to Innoviz preferred shares.

s.	Deferred Transaction Costs
Deferred transactions costs consist primarily of accounting, legal, and other fees related to the Company’s transaction. Upon consummation of the transaction, the deferred transaction costs will be reclassified to shareholders’ deficit and recorded against the proceeds from the transaction. The Company capitalized $374 of deferred offering costs within other assets, noncurrent in the consolidated balance sheets as of December 31, 2020. No transaction costs were capitalized as of December 31, 2019.

t.	Other Comprehensive Income (Loss)
The Company has no components of comprehensive loss other than net loss. Thus, comprehensive loss is the same as net loss for the period presented.

u.	Recently adopted accounting pronouncements:

1.
In May 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No.
2014-09
- Revenue from contracts with customers, to achieve a consistent application of revenue recognition, resulting in a single revenue model to be applied by reporting companies under GAAP. Under the new model, recognition of revenue occurs when a customer obtains control of the promised goods or services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the standard requires that reporting companies disclose the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The standard is eff
e
ctive for public entities for fiscal years beginning after December 15, 2017, and for nonpublic entities, as amended by ASU
2020-05,
fiscal years beginning after December 15, 2019. The standard is required to be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying it being recognized at the date of initial application. The Company adopted ASC 606, effective as of January 1, 2018, using the modified retrospective transition method. The adoption did not have a material impact on the consolidated financial statements and there was no cumulative adjustment to the Company’s retained earnings.

2.
In November 2019, the FASB issued ASU
No. 2019-08,
“Compensation - Stock Compensation (Topic 718) and Revenue from Contract with Customers (Topic 606): Codification Improvements Share-Based Consideration Payable to a Customer.” These amendments expand the scope of Topic 718, Compensation - Stock Compensation to include share-based payments issued to customers in conjunction with selling goods or services. Consequently, the accounting for share-based payments to customers will be measured and classified according to Topic 718. The Company adopted this update as of January 1, 2020. The adoption did not have a material impact on the consolidated financial statements.

v.	Recently issued accounting pronouncements not yet adopted:
As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflects this election.

1.
In February 2016, the FASB issued ASU
2016-02
- Leases, requiring the recognition of lease assets and liabilities on the balance sheet. The standard: (a) clarifies the definition of a lease; (b) requires a dual approach to lease classification similar to current lease classifications; and (c) causes lessees to recognize leases on the balance sheet as a lease liability with a corresponding right-of-use asset
for leases with a lease-term of more than

12 months. The standard is effective for public entities for fiscal years beginning after December 15, 2018, and for the Company for fiscal years beginning after December 15, 2020. In June 2020, the FASB issued ASU
No. 2020-05,
Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which defers the effective date of ASU
2016-02
for
non-public
entities to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The guidance will be effective for the Company beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

2.
In June 2016, the FASB issued ASU
No. 2016-13
(Topic 326), Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for the Company beginning January 1, 2023. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

3.
In August 2020, the FASB issued ASU
No. 2020-06,
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU
2020-06),
which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU
2020-06
removes from GAAP the liability and equity separation model for convertible instruments with a cash conversion feature and a beneficial conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt. Similarly, the embedded conversion feature will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815, Derivatives and Hedging, or (2) a conv
e
rtible debt instrument was issued at a substantial premium. Additionally, the amendments in this update remove certain conditions that should be considered in the derivatives scope exception evaluation under Subtopic
815-40,
Derivatives and Hedging—Contracts in Entity’s Own Equity. ASU
2020-06
is effective for the Company for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted for fiscal years beginning after December 15, 2020 and can be adopted on either a fully retrospective or modified retrospective basis. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

a.	Inventories are comprised of the following:

	December 31,
	2020	2019
Raw materials	$1,657	$919
Finished goods including machinery	507	422

	$2,164	$1,341

b.	During the years ended December 31, 2020, the Company recorded inventory write-offs as a result of product end of life in the amount of $ 2,088.